As filed with the Securities and Exchange Commission on October  5, 2007

                                    Investment Company Act File Number 811-8591

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                        PAX WORLD MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                    C/O REICH & TANG ASSET MANAGEMENT, LLC
                            600 FIFTH AVENUE
                           NEW YORK, NEW YORK 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  July 31, 2007

Item 1: REPORT TO STOCKHOLDERS

[GRAPHIC OMITTED]
                            FRONT COVER GOES HERE

Investment Adviser
Pax World Management Corp.
30 Penhallow Street
Suite 400
Portsmouth, NH  03801


Transfer and Dividend Disbursing Agents


Individual Investor Class:
PFPC, Inc.
101 Sabin Street
Pawtucket, RI  02860


Institutional & Broker Service Classes:
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY  10020


Address all account inquiries to:
Pax World Money Market Fund
P.O. Box 9824
Providence, RI  02940-8024

                                                               600 FIFTH AVENUE
PAXWORLD                                                   NEW YORK, N.Y. 10020
MONEY MARKET FUND, INC.                                          (212) 830-5200




Dear Shareholder:



We are pleased to present the semi-annual report of the Pax World Money Market Fund, Inc. (the "Fund") for the period February 1, 2007 through July 31, 2007.

As of July 31, 2007, the Fund had net assets of $102,564,308.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,


/S/ Joseph F. Keefe      /S/ Laurence A. Shadek             /S/ Steven W. Duff


Joseph F. Keefe          Laurence A. Shadek                 Steven W. Duff
President                Executive Vice-President           Director

                                                     Expense Chart, (unaudited)
                                         For the six months ended July 31, 2007
PAXWORLD Money Market Fund, Inc.


As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2007 through July 31, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

With respect to the Individual Investor Class, please note that IRA, Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA and 403(b)(7) accounts are charged an annual custodial fee of $12. If you are invested in one of these account types, you should add an additional $12 to the estimated expenses paid on your account.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                         For the six months ended July 31, 2007
PAXWORLD Money Market Fund, Inc.




Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


---------------------------------------------------------------------------------
                        Beginning       Ending    Expenses Paid
 Individual Investor  Account Value Account Value   During the     Annualized
        Class            2/1/07        7/31/07      Period (a)  Expense Ratio (a)
---------------------------------------------------------------------------------
  Actual                $1,000.00      $1,023.30       $3.31          0.66%
---------------------------------------------------------------------------------
  Hypothetical (5%      $1,000.00      $1,021.52       $3.31          0.66%
  return before
  expenses)
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
 Institutional Class    Beginning       Ending    Expenses Paid    Annualized
                      Account Value Account Value   During the   Expense Ratio
                         2/1/07        7/31/07      Period (a)        (a)
---------------------------------------------------------------------------------
  Actual                $1,000.00      $1,024.50       $2.16          0.43%
---------------------------------------------------------------------------------
  Hypothetical (5%      $1,000.00      $1,022.66       $2.16          0.43%
  return before
  expenses)
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
  MMA Praxis Class      Beginning       Ending    Expenses Paid    Annualized
                      Account Value Account Value   During the   Expense Ratio
                         2/1/07        7/31/07      Period (a)        (a)
---------------------------------------------------------------------------------
  Actual                $1,000.00      $1,024.00       $2.66          0.53%
---------------------------------------------------------------------------------
  Hypothetical (5%      $1,000.00      $1,022.17       $2.66          0.53%
  return before
  expenses)
---------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (February 1, 2007 through July 31, 2007), multiplied by 181/365 (to reflect the one-half year period).

                                           Schedule of Investments, (unaudited)
                                                                  July 31, 2007
PAXWORLD Money Market Fund, Inc.


FACE                                                                                        MATURITY                  VALUE
AMOUNT                                                                                        DATE      YIELD (a)    (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER: 31.01%
$ 4,000,000   Atlantic Asset Securitization Corp.
              LOC Calyon 10%....................................................            08/13/07      5.30%      $ 3,993,027
  5,000,000   Barton Capital LLC................................................            08/01/07      5.34         5,000,000
  5,000,000   Five Finance Inc..................................................            08/31/07      5.31         4,978,187
  4,000,000   Fountain Square Commercial
              Funding Corp. ....................................................            08/08/07      5.30         3,995,928
  5,000,000   Greyhawk Funding, LLC.............................................            09/24/07      5.33         4,960,550
  3,895,000   Jupiter Securitization Corporation................................            08/15/07      5.33         3,886,942
  5,000,000   Windmill Funding Corporation......................................            08/02/07      5.30         4,999,267
-----------                                                                                                          -----------
 31,895,000   Total Asset Backed Commercial Paper                                                                     31,813,901
-----------                                                                                                          -----------

DOMESTIC CERTIFICATE OF DEPOSIT: 4.88%
$ 5,000,000   Wells Fargo Bank, N.A. ...........................................            08/24/07      5.29%      $ 5,000,000
-----------                                                                                                          -----------
  5,000,000   Total Domestic Certificate of Deposit                                                                    5,000,000
-----------                                                                                                          -----------

FOREIGN COMMERCIAL PAPER: 12.65%
$ 5,000,000   Alliance & Leicester PLC..........................................            08/28/07      5.30%      $ 4,980,462
  5,000,000   Anglo Irish Bank Corporation PLC..................................            08/02/07      5.29         4,999,275
  3,000,000   Northern Rock PLC.................................................            08/10/07      5.30         2,996,078
-----------                                                                                                          -----------
 13,000,000   Total Foreign Commercial Paper                                                                          12,975,815
-----------                                                                                                          -----------

LOAN PARTICIPATIONS: 4.88%
$ 5,000,000   McGraw-Hill Companies.............................................            08/23/07      5.35%      $ 5,000,000
-----------                                                                                                          -----------
  5,000,000   Total Loan Participations                                                                                5,000,000
-----------                                                                                                          -----------

REPURCHASE AGREEMENT: 19.50%
$20,000,000   UBS AG, Purchased 07/31/07, 5.26%,
              Repurchase proceeds at maturity $20,002,922
              (Collateralized by $18,521,000, FNS1, 4.375% to
              7.250%, due 05/18/12 to 05/15/30,
              value $20,400,874)................................................            08/01/07      5.26%      $20,000,000
-----------                                                                                                          -----------
 20,000,000   Total Repurchase Agreement                                                                              20,000,000
-----------                                                                                                          -----------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTE: 4.88%
$ 5,000,000   Federal Home Loan Bank............................................            10/26/07      5.40%      $ 5,000,000
-----------                                                                                                          -----------
  5,000,000   Total U.S. Government Agency Medium Term Note                                                            5,000,000
-----------                                                                                                          -----------


The accomopanying notes are an integral part of these financial statements.

                                                                  July 31, 2007

PAXWORLD Money Market Fund, Inc.

FACE                                                                                        MATURITY                  VALUE
AMOUNT                                                                                        DATE      YIELD (a)    (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND INSTRUMENTS: 11.21% (b)
$   885,000   Jake Sweeney Automotive, Inc. - Series 1998
              LOC U.S. Bank, N.A. ..............................................            04/01/10      5.40%     $    885,000
  7,560,000   Mobile, AL Springhill Medical Clinic Board RB
              (Springhill Medical Complex) - Series 1996B
              LOC AmSouth Bank..................................................            09/01/11      5.32         7,560,000
  3,055,000   Oak Crest Homes Inc. - Series 1996
              LOC National City Bank............................................            11/01/26      5.38         3,055,000
-----------                                                                                                         ------------
 11,500,000   Total Variable Rate Demand Instruments                                                                  11,500,000
-----------                                                                                                         ------------

YANKEE CERTIFICATES OF DEPOSIT: 9.75%
$ 5,000,000   Bank of Montreal..................................................            06/17/08      5.40%     $  5,000,000
  5,000,000   Svenska Handelsbanken AB..........................................            10/26/07      5.39%        4,999,717
-----------                                                                                                         ------------
 10,000,000   Total Yankee Certificates of Deposit                                                                     9,999,717
-----------                                                                                                         ------------
              Total Investments (98.76%) (Cost $101,289,433+)                                                        101,289,433
              Cash and other assets in excess of liabilities (1.24%)                                                   1,274,875
                                                                                                                    ------------
              Net Assets (100.00%)                                                                                  $102,564,308
                                                                                                                    ------------

              +   Aggregate cost for federal income tax purposes is identical.


The accompanying notes are an integral part of these financial statements.

                                                                  July 31, 2007

PAXWORLD Money Market Fund, Inc.


FOOTNOTES:

(a) The interest rate shown reflects the security's yield, if yield is not available, the coupon is shown.

(b) Securities payable on demand at par including accrued interest (with seven days' notice). Interest is adjusted weekly.


KEY NOTES:

FNS1    =  Federal National Mortgage Association Debentures
LOC     =  Letter of Credit
RB      =  Revenue Bond


BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:

----------------------------------------------------------------
  Securities Maturing in         Value         % of Portfolio
----------------------------------------------------------------
  Less than 31 Days             $81,350,978        80.32%
  31 through 60 Days              9,938,738         9.81%
  61 through 90 Days              9,999,717         9.87%
  91 through 120 Days             - 0 -             0.00%
  121 through 180 Days            - 0 -             0.00%
  Over 180 Days                   - 0 -             0.00%
----------------------------------------------------------------
  Total                        $101,289,433       100.00%
----------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                               Statement of Assets and Liabilities, (unaudited)
                                                                  July 31, 2007

PAXWORLD Money Market Fund, Inc.


ASSETS:
   Investments in securities, at amortized cost (Note 1).............   $    81,289,433
   Repurchase agreement..............................................        20,000,000
   Cash..............................................................           862,292
   Accrued interest receivable.......................................           584,703
   Prepaid expenses..................................................            26,942
   Receivable from advisor...........................................            19,469
   Other receivables.................................................                14
                                                                        ---------------
         Total assets................................................       102,782,853
                                                                        ---------------

LIABILITIES:
   Payable to affiliates*............................................            20,463
   Accrued expenses..................................................           150,811
   Dividends payable.................................................            47,271
                                                                        ---------------
         Total liabilities...........................................           218,545
                                                                        ---------------
   Net assets........................................................   $   102,564,308
                                                                        ===============

SOURCE OF NET ASSETS:
   Net capital paid in on shares of capital stock (Note 3)...........   $   102,565,764
   Accumulated net realized loss.....................................            (1,456)
                                                                        ---------------
   Net assets........................................................   $   102,564,308
                                                                        ===============

   Net asset value, per share (Note 3):

        Class Name           Net Assets         Shares       Net Asset Value
                                              Outstanding
---------------------------------------------------------------------------------------
  Individual Investor        $34,634,821      34,635,313          $1.00
  Class
  Institutional Class         48,845,775      48,846,468          $1.00
  MMA Praxis Class            19,083,712      19,083,983          $1.00



* Includes fees payable to PAX World Management Corp., Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.



The accompanying notes are an integral part of these financial statements.

                                           Statement of Operations, (unaudited)
                                                 Six Months Ended July 31, 2007

PAXWORLD Money Market Fund, Inc.


Investment income
   Income:
     Interest...................................................        $  3,098,480
                                                                        ------------
   Expenses: (Note 2)
     Advisory fee...............................................              87,361
     Administrative services fee................................              58,241
     Shareholder servicing fee (Individual Investor Class)......              41,902
     Shareholder servicing fee (MMA Praxis Class)...............              21,430
     Custodian expenses.........................................               4,761
     Shareholder servicing and related shareholder expenses+....              76,569
     Legal fees, compliance and filing fees.....................              36,142
     Audit and accounting.......................................              37,874
     Directors' fees and expenses...............................               8,270
     Other......................................................               6,871
                                                                        ------------
        Total expenses..........................................             379,421
        Less:
        Expenses paid indirectly (Note 2).......................              (2,019)
        Fees waived (Note 2)....................................             (41,778)
        Expenses reimbursed (Note 2)............................             (40,011)
                                                                        ------------
     Net expenses ..............................................             295,613
                                                                        ------------
   Net investment income........................................           2,802,867
   Realized gain (loss) on investments
   Net realized loss on investments.............................                 -0-
                                                                        ------------
   Increase in net assets from operations.......................        $  2,802,867
                                                                        ============

+ Includes class specific transfer agency expenses of $43,363, $11,518, and $7,417 for Individual Investor Class, Institutional Class and MMA Praxis Class, respectively.


The accompanying notes are an integral part of these financial statements.

                               Statements of Changes in Net Assets, (unaudited)
                                                                  July 31, 2007

PAXWORLD Money Market Fund, Inc.


                                                          Six Months
                                                             Ended               Year
                                                         July 31, 2007           Ended
                                                          (unaudited)      January 31, 2007
                                                           ---------       ----------------
Increase (decrease) in net assets
Operations:
   Net investment income..............................    $ 2,802,867         $ 8,263,320
   Net realized gain on investments...................            -0-                (134)
                                                         ------------        ------------
   Increase in net assets from operations.............      2,802,867           8,263,186

Dividends to shareholders from:
Net investment income:
   Individual Investor Class..........................       (781,059)         (1,268,812)
   Institutional Class................................     (1,610,913)         (4,850,101)
   Broker Service Class...............................            -0-          (1,563,657)
   MMA Praxis Class...................................       (410,895)           (580,750)
                                                         ------------        ------------
   Total dividends to shareholders....................     (2,802,867)         (8,263,320)

Capital share transactions (Note 3):
   Individual Investor Class..........................      2,641,754           7,357,121
   Institutional Class................................    (65,119,461)          8,414,139
   Broker Service Class...............................            -0-         (37,225,100)
   MMA Praxis Class...................................      2,912,203           5,047,937
                                                         ------------        ------------
   Total capital share transactions...................    (59,565,504)        (16,405,903)
                                                         ------------        ------------
   Total increase (decrease)..........................    (59,565,504)        (16,405,903)

Net assets:
   Beginning of period................................    162,129,812         178,535,849
                                                         ------------        ------------
   End of period......................................   $102,564,308        $162,129,812
                                                         ============        ============
   Undistributed net investment income................   $        -0-        $        -0-
                                                         ============        ============


The accompanying notes are an integral part of these financial statements.

                                     Notes to Financial Statements, (unaudited)
                                                                  July 31, 2007

PAXWORLD Money Market Fund, Inc.

1. SUMMARY OF ACCOUNTING POLICIES

Pax World Money Market Fund, Inc. is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, the Individual Investor Class, the Institutional Class and the MMA Praxis Class. The Individual Investor Class and the MMA Praxis Class shares are subject to service fees pursuant to the Fund's Rule 12b-1 Distribution and Service Plans. The Institutional Class shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Such class specific expenses of the Fund were limited to shareholder servicing fees, transfer agent expenses and sub-accounting and administration fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

a) Valuation of Securities

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

                                                                  July 31, 2007

PAXWORLD Money Market Fund, Inc.


1. SUMMARY OF ACCOUNTING POLICIES, continued

c) Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. Distributions of net investment income are taxable to shareholders as ordinary income.

d) Dividends and Distributions

Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

e) Use of Estimate

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) General

Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

g) Representations and Indemnifications

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                                                                  July 31, 2007

PAXWORLD Money Market Fund, Inc.


2.   INVESTMENT   MANAGEMENT  FEES  AND  OTHER   TRANSACTIONS  WITH  AFFILIATES,
     continued

Under the Advisory Agreement, the Fund pays Pax World Management Corp. (the "Advisor") an annual advisory fee of 0.15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management, LLC (the "Sub-Advisor"), the Advisor, from its advisory fee, will pay the Sub-Advisor an annual fee computed at the rate of 0.075% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of 0.10% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Sub-Advisor, have entered into Distribution Agreements (with respect to all classes) and Shareholder Servicing Agreements only with respect to the Individual Investor Class and the MMA Praxis Class shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a service fee equal to 0.25% per annum of the average daily net assets with respect only to the Individual Investor Class and the MMA Praxis Class shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the period ended July 31, 2007, the Advisor and Distributor voluntarily waived the following fees:

Advisory fees                                             $    24,634
Shareholder Servicing fees - MMA Praxis Class                  17,144
                                                          -----------
                                          Total           $    41,778
                                                          ===========

The Advisor and Distributor have no right to recoup prior fee waivers.

In addition, although not required to do so, the Advisor agreed to reimburse class specific expenses amounting to $40,011 for the Individual Investor Class.

Fees are paid to Directors who are unaffiliated with the Advisor or Sub-Advisor on the basis of $2,000 per annum plus $400 per meeting attended (there are five scheduled board meetings each year).

                                                                  July 31, 2007

PAXWORLD Money Market Fund, Inc.


2.   INVESTMENT   MANAGEMENT  FEES  AND  OTHER   TRANSACTIONS  WITH  AFFILIATES,
     continued

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $6,692 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as transfer agent for the Institutional Class (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.02% of the monthly average net assets of the Institutional Class of the fund. For the period ended July 31, 2007, these fees amounted to an annual rate of 0.02% of the monthly average net assets of the Institutional Class.

For the period ended July 31, 2007, the Fund had the following expense offsets:

Custodian expenses                             $     2,019
                                               ===========
3. CAPITAL STOCK

At July 31, 2007, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                           Six Months Ended            Year
                                                             July 31, 2007             Ended
                                                              (Unaudited)        January 31, 2007
                                                               ---------         ----------------
INDIVIDUAL INVESTOR CLASS
-------------------------
Sold................................................           14,199,532            29,339,224
Issued on reinvestment of dividends.................              781,145             1,269,619
Redeemed............................................          (12,338,923)          (23,251,722)
                                                            -------------         -------------
Net increase(decrease) .............................            2,641,754             7,357,121
                                                            =============         =============
INSTITUTIONAL CLASS
-------------------
Sold................................................          317,522,929           855,695,644
Issued on reinvestment of dividends.................            1,275,875             4,080,998
Redeemed............................................         (383,918,265)         (851,362,503)
                                                            -------------         -------------
Net increase(decrease)..............................          (65,119,461)            8,414,139
                                                            =============         =============
MMA PRAXIS CLASS
----------------
Sold................................................            7,186,860            11,351,379
Issued on reinvestment of dividends.................              411,075               580,929
Redeemed............................................           (4,685,732)           (6,884,371)
                                                            -------------         -------------
Net increase(decrease)..............................            2,912,203             5,047,937
                                                            =============         =============

                                                                  July 31, 2007

PAXWORLD Money Market Fund, Inc.


4. TAX INFORMATION

The tax character of all distributions paid during the years ended January 31, 2007 and 2006 was ordinary income.

At January 31, 2007, the Fund had unused capital loss carryforwards of $1,456, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains of $1,170, $152 and $134 will expire in the years 2010, 2011 and 2015, respectively.

At January 31, 2007, the Fund had no distributable earnings.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filling tax returns (including whether an entity is taxable in a particular jurisdiction) and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a Net Assets Value is calculated preceding the Portfolio' 2007 semi-annual report. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

Based on its analysis, the Investment Manager has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, the Investment Manager's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

                                                                  July 31, 2007

PAXWORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS

                                                                                      INDIVIDUAL
                                                                                    INVESTOR CLASS
                                                        -----------------------------------------------------------------------
                                                          Six Months                  Years Ended
                                                            Ended                     January 31,
                                                        July 31, 2007     -----------------------------------------------------
                                                          (unaudited)       2007      2006      2005         2004        2003
                                                           ---------      --------  -------   -------      --------     -------
Per Share Operating Performance:
(for a share outstanding
   throughout the period)
Net asset value,
   beginning of period..............................        $ 1.00        $  1.00   $  1.00    $ 1.00       $ 1.00       $ 1.00
                                                            -------       --------  --------   -------      -------      -------
Income from investment operations:
   Net investment income............................          0.023          0.044     0.028     0.009        0.006        0.013

Net realized and unrealized gain(loss)
   on investments ..................................            --             --        --        --           --        (0.000)
                                                            -------       --------  --------   -------      -------      -------
Total from investment operations....................          0.023          0.044     0.028     0.009        0.006        0.013
Less distributions from:
   Dividends from net
     investment income..............................         (0.023)        (0.044)   (0.028)   (0.009)      (0.006)      (0.013)

Net realized gains on investments                               --             --        --        --           --        (0.000)
                                                            -------       --------  --------   -------      -------      -------
Total distributions.................................         (0.023)        (0.044)   (0.028)   (0.009)      (0.006)      (0.013)
                                                            -------       --------  --------   -------      -------      -------
Net asset value, end of period......................        $ 1.00        $  1.00   $  1.00    $ 1.00       $ 1.00       $ 1.00
                                                            =======       ========  ========   =======      =======      =======
-----------------------------------------------------------------------------------------------------------------------------------
Total Return........................................          2.33%(a)       4.50%     2.81%     0.87%        0.59%        1.28%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (000).....................        $ 34,635      $ 31,993  $ 24,636   $ 21,592     $ 21,504     $ 21,994
Ratios to average net assets:
   Expenses (net of fees waived and
     expenses reimbursed) (b).......................          0.66%(c)       0.66%     0.66%     0.65%        0.62%        0.60%
   Net investment income............................          4.66%(c)       4.44%     2.79%     0.87%        0.59%        1.27%
   Advisory fees waived.............................          0.04%(c)       0.05%     0.05%     0.09%        0.08%        0.04%
   Expenses reimbursed..............................          0.24%(c)       0.31%     0.34%     0.36%        0.33%        0.32%
   Expenses paid indirectly.........................          0.00%(c)       0.00%     0.00%     0.00%        0.00%        0.00%

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized


                                                                  July 31, 2007

PAXWORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS, continued
                                                                                    INSTITUTIONAL
                                                                                         CLASS
                                                        -----------------------------------------------------------------------
                                                          Six Months                  Years Ended
                                                            Ended                     January 31,
                                                        July 31, 2007     -----------------------------------------------------
                                                          (unaudited)       2007      2006      2005         2004        2003
                                                           ---------      --------  -------   -------      --------     -------
Per Share Operating Performance:
(for a share outstanding
   throughout the period)
Net asset value,
   beginning of period..............................        $ 1.00        $  1.00   $  1.00    $ 1.00       $ 1.00       $ 1.00
                                                            -------       --------  --------   -------      -------      -------
Income from investment operations:
   Net investment income............................          0.024          0.046     0.030     0.011        0.008        0.015

Net realized and unrealized gain(loss)
   on investments ..................................            --             --        --        --           --        (0.000)
                                                            -------       --------  --------   -------      -------      -------
Total from investment operations....................          0.024          0.046     0.030     0.011        0.008        0.015
Less distributions from:
   Dividends from net
     investment income..............................         (0.024)        (0.046)   (0.030)   (0.011)      (0.008)      (0.015)

Net realized gains on investments                               --             --        --        --           --        (0.000)
                                                            -------       --------  --------   -------      -------      -------
Total distributions.................................         (0.024)        (0.046)   (0.030)   (0.011)      (0.008)      (0.015)
                                                            -------       --------  --------   -------      -------      -------
Net asset value, end of period......................        $ 1.00        $  1.00   $  1.00    $ 1.00       $ 1.00       $ 1.00
                                                            =======       ========  ========   =======      =======      =======
-----------------------------------------------------------------------------------------------------------------------------------
Total Return........................................          2.45%(a)       4.75%     3.06%     1.12%        0.84%        1.54%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (000).....................        $ 48,846      $113,965  $105,551   $135,150     $112,704     $183,181
Ratios to average net assets:
   Expenses (net of fees waived)(b).................          0.43%(c)       0.43%     0.41%     0.40%        0.37%        0.35%
   Net investment income............................          4.90%(c)       4.63%     2.99%     1.11%        0.86%        1.53%
   Advisory fees waived.............................          0.04%(c)       0.05%     0.05%     0.09%        0.08%        0.04%
   Expenses paid indirectly.........................          0.00%(c)       0.00%     0.00%     0.00%        0.00%        0.00%

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized



                                                                  July 31, 2007

PAXWORLD Money Market Fund, Inc.


5. FINANCIAL HIGHLIGHTS, continued
                                                                                      MMA PRAXIS
                                                                                        CLASS
                                                        -----------------------------------------------------------------------
                                                          Six Months                  Years Ended
                                                            Ended                     January 31,
                                                        July 31, 2007     -----------------------------------------------------
                                                          (unaudited)       2007      2006      2005         2004        2003
                                                           ---------      --------  -------   -------      --------     -------
Per Share Operating Performance:
(for a share outstanding
   throughout the period)
Net asset value,
   beginning of period..............................        $ 1.00        $  1.00   $  1.00    $ 1.00       $ 1.00       $ 1.00
                                                            -------       --------  --------   -------      -------      -------
Income from investment operations:
   Net investment income............................          0.024          0.044     0.028     0.009        0.006        0.013

Net realized and unrealized gain(loss)
   on investments ..................................            --             --        --        --           --        (0.000)
                                                            -------       --------  --------   -------      -------      -------
Total from investment operations....................          0.024          0.044     0.028     0.009        0.006        0.013
Less distributions from:
   Dividends from net
     investment income..............................         (0.024)        (0.044)   (0.028)   (0.009)      (0.006)      (0.013)

Net realized gains on investments                               --             --        --        --           --        (0.000)
                                                            -------       --------  --------   -------      -------      -------
Total distributions.................................         (0.024)        (0.044)   (0.028)   (0.009)      (0.006)      (0.013)
                                                            -------       --------  --------   -------      -------      -------
Net asset value, end of period......................        $ 1.00        $  1.00   $  1.00    $ 1.00       $ 1.00       $ 1.00
                                                            =======       ========  ========   =======      =======      =======
-----------------------------------------------------------------------------------------------------------------------------------
Total Return........................................          2.40%(a)       4.50%     2.87%     0.91%        0.61%        1.28%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (000).....................        $ 19,084      $ 16,172  $ 11,124   $ 11,859     $ 11,429     $ 12,267
Ratios to average net assets:
   Expenses (net of fees waived) (b)................          0.53%(c)       0.67%     0.60%     0.60%        0.60%        0.60%
   Net investment income............................          4.79%(c)       4.43%     2.82%     0.88%        0.62%        1.28%
   Advisory fees waived.............................          0.04%(c)       0.05%     0.05%     0.09%        0.08%        0.04%
   Shareholder servicing
      feeds waived..................................          0.20%(c)       0.22%     0.22%     0.21%        0.18%        0.09%
   Expenses paid indirectly.........................          0.00%(c)       0.00%     0.00%     0.00%        0.00%        0.00%

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized


                                            Additional Information, (unaudited)

PAXWORLD Money Market Fund, Inc.


ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.



                              Account Options and Services*

At Pax  World,  we are  pleased  to  offer a  variety  of  account  options  and shareholder services to help meet your investment needs.

TYPES OF ACCOUNTS                                SERVICES
Regular  Accounts: Individual,  business         Automatic Investment Plan: You may arrange
and trust accounts are available for all         to  have  a  fixed  amount  automatically
Pax World Funds.                                 deducted from your checking or savings your
                                                 checking or savings account and invested in
Traditional IRA: Certain  individuals can        your Pax  World  account on  a  monthly  or
make tax-deductible contributions to this        quarterly basis. Automatic investment plans
account. Taxes are paid only  when  funds        do not assure a  profit and  do not protect
are withdrawn, usually in retirement,when        against loss in declining markets.
investors may be in a lower tax bracket.
                                                 Voluntary Withdrawal Plan:This plan makes it
Roth IRA: Contributions to a Roth IRA are        possible for investors to receive a monthly
not deductible, but after five years some        check from their Pax World account.This plan
types of withdrawals are tax-free.               requires a minimum investment of $10,000.

SIMPLE IRA: This is  an  easy-to-maintain        Online Account Access: Utilizing a unique ID
retirement plan designed for small businesses    number and PIN, you can access your Pax World
of up to 100 employees.                          account(s) online  to  review  your  account
                                                 balances or histories; purchase or histories;
SEP IRA:This is an employer-funded retirement    purchase  or  redeem  fund  shares; or  make
plan  popular  with  small businesses and        exchanges between different Pax World Funds.
self-employed persons.
                                                 www.paxworld.com: Learn all about Pax World
Education Savings Account & Uniform Gift to      through our web site!  You  can  check Fund
Minors Account (UGMA): These plans provide       performance,  read  about  our  portfolio
excellent  ways  to  save  for  a child's        managers, view Connection - our quarterly
education.                                       newsletter, and see how Pax World voted on
                                                 various  proxies  for the companies in our
403 (b) (7) Pension  Plan: This  plan  is        portfolios.
available to persons employed by  non-profit
organizations.



*This report is intended for shareholders of the Pax World Money Market Fund only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus, which contains more complete information including fees and expenses, and should be read carefully before investing. Please request a prospectus by calling (800) 767-1729, via e-mail at info@paxworld.com, or by visiting our web site at www.paxworld.com. All mutual fund investments involve risk, and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Always consult your personal tax adviser before making any tax-related investment decision. Distributor: Reich & Tang Distributors, Inc. Member NASD/SIPC.

                            [This page intentionally left blank.]

                          [This page intentionally left blank.]

                                  (BACK COVER GOES HERE)

Item 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4:PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5:AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

Item 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.

 By (Signature and Title)*      /s/ Christine Manna
                                    Christine Manna, Secretary

Date: October  5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Joseph F. Keefe
                                    Joseph F. Keefe, Principal Executive Officer

Date: October   5, 2007

By (Signature and Title)*       /s/ Anthony Pace
                                    Anthony Pace, Treasurer

Date: October    5, 2007

* Print the name and title of each signing officer under his or her signature.